Leases	6 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES

Note 7 LEASES

The Group leases office space under operating lease agreements. As of March 31, 2026, the operating leases are month-to-month tenancy with non-cancelable future lease payments committed beyond the current month. Accordingly, the Group recognizes no lease liability or right-of-use asset on the consolidated balance sheet as of March 31, 2026.

The table below summarizes future lease payments under non-cancelable operating leases as of the prior comparative period:

As of March 31,
2026

2026	3,119
Total future lease payments	$3,119

Operating lease expenses for the six months ended March 31, 2026 and 2025 were $16,302 and $nil, respectively.